Interest Income (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of interest income

Description	12/31/2019	12/31/2018	12/31/2017
Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost
For cash and bank deposits	260,610	42,687	32,838
For government securities	7,202,845	1,340,065
For debt securities	1,427,062	348,004	436,258

Description (contd.)	12/31/2019	12/31/2018	12/31/2017
For loans and other financing
Non financial public sector			10,025
Financial sector	2,072,660	2,197,293	1,251,873
Non-financial private sector
Overdrafts	16,100,277	10,106,400	6,802,541
Documents	5,578,114	6,166,140	4,657,787
Mortgage loans	8,103,107	7,679,158	2,617,392
Pledge loans	628,394	1,104,655	1,262,389
Personal loans	29,990,766	38,887,756	35,795,597
Credit cards	13,206,022	13,057,582	11,146,464
Leases	181,747	303,456	265,118
Other	6,068,720	8,368,521	6,718,872
For repo transactions
Central Bank of Argentina	406,144	49,333	1,626,655
Other financial institutions	2,878,851	642,703	95,088

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	94,105,319	90,293,753	72,718,897

Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI
From debt government securities	57,461,321	29,920,506	13,745,675

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	57,461,321	29,920,506	13,745,675

	151,566,640	120,214,259	86,464,572